Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Derivative financial instruments
Change in fair value of derivative instruments	$ (19.2)	$ 3.0
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of derivative instruments	(6.2)	2.9
Foreign exchange swaps
Derivative financial instruments
Change in fair value of derivative instruments		$ 0.1
Nondeliverable forwards
Derivative financial instruments
Change in fair value of derivative instruments	$ (13.0)